PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2024	December 31, 2023
Computer equipment	$123,886	$110,350
Office equipment and furniture	47,653	47,652
Leasehold Improvements	131,098	120,378
Property and equipment	302,637	278,380
Less: Accumulated depreciation	(168,729)	(138,381)
Property and equipment, net	$133,908	$139,999